Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure detailed information of Administrative expenses [Text Block]
This caption is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Personnel expenses	34,656	36,265	29,617
Professional fees	15,324	12,663	11,696
Sundry charges	7,450	10,375	15,295
Rentals	5,818	5,412	4,870
Board of Directors’ participation	3,252	1,422	1,140
Maintenance and repairs	2,732	2,657	1,076
Subscriptions and quotes	1,938	1,428	697
Donations	1,617	3,006	4,280
Communications	1,512	1,376	1,557
Depreciation and amortization	1,295	1,146	254
Transport	1,212	989	310
Insurance	645	3,911	3,023
Travel and mobility	467	1,053	914
Consumption of materials and supplies	436	616	416
Canons and tributes	388	602	1,460
Allowance for expected credit losses, note 7(f)	18	676	5,087

	78,760	83,597	81,692

Minera Yanacocha SRL and subsidiary [Member]
Disclosure detailed information of Administrative expenses [Text Block]	This caption is made up as follows:
	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Management expenses	1,317	3,395	7,191
Other	1,466	1,365	1,589

	2,783	4,760	8,780